LIBERTY NEWPORT
                            INTERNATIONAL EQUITY FUND

                                  Annual Report
                                October 31, 2002

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

                                 LIBERTY NEWPORT
                            INTERNATIONAL EQUITY FUND

                                  Annual Report
                                October 31, 2002

[photo of woman with newspaper]

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY EDELIVERY

              To sign up for eDelivery, go to www.icsdelivery.com.

 PRESIDENT'S MESSAGE

[photo of Keith T. Banks]


Dear Shareholder:
Stock markets around the world declined sharply over the past year, as the recession and market decline that began in the US expanded to engulf all major developed and most emerging markets. A glimmer of optimism surfaced early in the 12-month period, which began on November 1, 2001, as stocks bounced back from their post-September 11 lows and the US economy posted robust growth. However, the US recovery lost steam and uncertainty associated with possible military action in Iraq and terrorist activity in the Middle East unsettled investors around the world. Although most economists believed that Europe would avoid recession and that Japan's economy would stabilize or move ahead, industrial output fell in key markets, unemployment rates edged higher and the environment for stocks turned unfriendly once again.

In contrast to a weak stock market, the bond market has offered investors one of the best opportunities during the year, a reminder that diversification can help cushion the impact of weakness in one asset class.

In the report that follows, portfolio managers Charles R. Roberts and Deborah F. Snee provide more detailed discussion on the factors that affected international stock markets and the strategies they employed in managing the fund. As always, thank you for investing in Liberty funds. This is the last such report that you will receive because on October 18, 2002, shareholders of Liberty Newport International Equity Fund approved a merger of this fund with Columbia International Stock Fund. As a shareholder of Columbia International Stock Fund, you will receive your next report under the fund's new name.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks

NET ASSET VALUE PER SHARE as of 10/31/02 ($)
         Class A         7.52
         Class B         7.26
         Class C         7.33
         Class Z         7.60



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

 PERFORMANCE INFORMATION

Value of a $10,000 investment
10/31/92 - 10/31/02


PERFORMANCE OF A $10,000 INVESTMENT

10/31/92 - 10/31/02 ($)

                 without     with
                  sales      sales
                 charge     charge
-------------------------------------
 Class A         13,098     12,345
-------------------------------------
 Class B         12,161     12,161
-------------------------------------
 Class C         12,204     12,204
 Class Z         13,188       n/a
-------------------------------------


[mountain chart data]:

          Class A shares             Class A shares
                 without                       with
            sales charge               sales charge               MSCI EAFE GDP

10/1992       $10,000.00                 $ 9,425.00                  $10,000.00
                9,590.00                   9,039.00                   10,049.00
                9,742.00                   9,181.00                   10,047.00
                9,731.00                   9,171.00                   10,164.00
               10,176.00                   9,590.00                   10,519.00
               10,858.00                  10,234.00                   11,238.00
               11,407.00                  10,751.00                   12,273.00
               12,068.00                  11,374.00                   12,464.00
               12,008.00                  11,317.00                   12,249.00
               12,527.00                  11,806.00                   12,617.00
               12,621.00                  11,895.00                   13,542.00
               12,102.00                  11,406.00                   13,258.00
               12,621.00                  11,895.00                   13,622.00
               12,289.00                  11,582.00                   12,537.00
               13,031.00                  12,282.00                   13,418.00
               13,745.00                  12,955.00                   14,444.00
               13,293.00                  12,529.00                   14,365.00
               12,989.00                  12,242.00                   14,158.00
               13,063.00                  12,312.00                   14,873.00
               13,367.00                  12,599.00                   14,532.00
               13,119.00                  12,364.00                   14,527.00
               13,489.00                  12,713.00                   14,864.00
               13,869.00                  13,071.00                   15,115.00
               13,858.00                  13,061.00                   14,583.00
               13,899.00                  13,100.00                   15,026.00
               12,801.00                  12,065.00                   14,356.00
               12,910.00                  12,168.00                   14,465.00
               12,239.00                  11,535.00                   14,095.00
               12,639.00                  11,912.00                   14,079.00
               13,147.00                  12,391.00                   14,717.00
               13,580.00                  12,799.00                   15,375.00
               13,785.00                  12,992.00                   15,226.00
               13,888.00                  13,090.00                   15,055.00
               14,442.00                  13,612.00                   16,040.00
               14,301.00                  13,478.00                   15,369.00
               14,159.00                  13,345.00                   15,552.00
               13,496.00                  12,720.00                   15,101.00
               14,071.00                  13,262.00                   15,420.00
               14,592.00                  13,753.00                   16,080.00
               15,072.00                  14,206.00                   16,284.00
               15,187.00                  14,313.00                   16,333.00
               15,759.00                  14,853.00                   16,550.00
               16,114.00                  15,187.00                   17,065.00
               16,125.00                  15,198.00                   16,812.00
               15,804.00                  14,895.00                   16,943.00
               15,012.00                  14,149.00                   16,457.00
               15,632.00                  14,734.00                   16,447.00
               15,828.00                  14,918.00                   16,900.00
               16,425.00                  15,480.00                   16,715.00
               17,297.00                  16,302.00                   17,429.00
               17,605.00                  16,592.00                   17,305.00
               17,870.00                  16,843.00                   16,980.00
               17,365.00                  16,366.00                   17,099.00
               17,250.00                  16,258.00                   17,426.00
               17,288.00                  16,294.00                   17,382.00
               18,602.00                  17,532.00                   18,288.00
               19,283.00                  18,174.00                   19,376.00
               20,183.00                  19,023.00                   19,802.00
               19,269.00                  18,161.00                   18,380.00
               20,600.00                  19,416.00                   19,560.00
               19,358.00                  18,245.00                   18,115.00
               18,673.00                  17,599.00                   18,040.00
               18,649.00                  17,576.00                   18,302.00
               18,928.00                  17,840.00                   19,254.00
               19,875.00                  18,732.00                   20,361.00
               21,117.00                  19,903.00                   21,470.00
               21,366.00                  20,138.00                   21,792.00
               21,334.00                  20,107.00                   22,102.00
               21,213.00                  19,993.00                   22,310.00
               21,399.00                  20,169.00                   22,600.00
               18,403.00                  17,345.00                   19,621.00
               17,606.00                  16,594.00                   19,074.00
               19,136.00                  18,036.00                   21,197.00
               19,948.00                  18,801.00                   22,297.00
               20,616.00                  19,431.00                   23,193.00
               20,684.00                  19,495.00                   23,216.00
               19,977.00                  18,828.00                   22,487.00
               20,498.00                  19,319.00                   23,670.00
               21,425.00                  20,193.00                   24,619.00
               20,381.00                  19,209.00                   23,329.00
               21,510.00                  20,274.00                   24,503.00
               21,898.00                  20,638.00                   25,247.00
               21,915.00                  20,655.00                   25,412.00
               21,797.00                  20,543.00                   25,849.00
               22,538.00                  21,242.00                   26,738.00
               23,886.00                  22,512.00                   27,695.00
               26,640.00                  25,108.00                   30,384.00
               24,405.00                  23,001.00                   28,704.00
               25,371.00                  23,912.00                   29,760.00
               25,658.00                  24,182.00                   30,644.00
               23,813.00                  22,444.00                   28,766.00
               23,220.00                  21,885.00                   28,124.00
               23,271.00                  21,933.00                   29,348.00
               22,526.00                  21,231.00                   27,871.00
               22,646.00                  21,344.00                   28,178.00
               22,071.00                  20,801.00                   26,868.00
               21,157.00                  19,940.00                   26,097.00
               20,531.00                  19,350.00                   25,053.00
               20,865.00                  19,665.00                   25,664.00
               20,081.00                  18,926.00                   25,900.00
               18,460.00                  17,399.00                   24,165.00
               17,066.00                  16,085.00                   22,604.00
               17,886.00                  16,857.00                   24,087.00
               17,258.00                  16,265.00                   23,215.00
               16,926.00                  15,953.00                   22,339.00
               16,403.00                  15,460.00                   21,846.00
               16,143.00                  15,214.00                   21,265.00
               15,045.00                  14,180.00                   18,906.00
               15,114.00                  14,245.00                   19,345.00
               15,357.00                  14,474.00                   20,063.00
               15,427.00                  14,540.00                   19,964.00
               14,660.00                  13,817.00                   18,854.00
               14,834.00                  13,981.00                   19,039.00
               15,199.00                  14,325.00                   20,229.00
               15,374.00                  14,490.00                   20,346.00
               15,286.00                  14,407.00                   20,745.00
               15,043.00                  14,178.00                   19,978.00
               13,598.00                  12,816.00                   17,922.00
               13,598.00                  12,816.00                   17,908.00
               12,727.00                  11,996.00                   15,836.00
10/2002        13,097.00                  12,345.00                   16,493.00


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) EAFE (GDP) Index is an unmanaged index that tracks the performance of equity securities of developed countries outside of North America. Unlike the fund, an index is not an investment, it does not incur fees or expenses, and is not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.


Average annual total return as of 10/31/02 (%)
Share class                      A                            B                           C                     Z
Inception                     6/8/92                       6/8/92                      8/1/97                2/16/99
----------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
----------------------------------------------------------------------------------------------------------------------
1-year                  -13.36        -18.35        -14.08        -18.38        -14.07         -14.93        -13.14
----------------------------------------------------------------------------------------------------------------------
5-years                  -7.52         -8.61         -8.19         -8.46         -8.12          -8.12         -7.39
----------------------------------------------------------------------------------------------------------------------
10-years                  2.74          2.13          1.98          1.98          2.01           2.01          2.81
----------------------------------------------------------------------------------------------------------------------


Average annual total return as of 9/30/02 (%)
Share class                      A                            B                           C                     Z
----------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
----------------------------------------------------------------------------------------------------------------------
1-year                  -15.39        -20.26        -16.03        -20.23        -16.12         -16.96        -15.15
----------------------------------------------------------------------------------------------------------------------
5-years                  -9.18        -10.25         -9.82        -10.09         -9.79          -9.79         -9.05
----------------------------------------------------------------------------------------------------------------------
10-years                  2.10          1.50          1.36          1.36          1.38           1.38          2.18
----------------------------------------------------------------------------------------------------------------------


Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class C share performance information includes returns for the fund's class B shares (the oldest existing fund class with a similar expense structure) for periods prior to its inception date.

Class Z share performance information includes returns of the fund's class A shares (as its expense structure more closely resembles that of class Z shares) for periods prior to its inception date. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class Z shares would have been higher.

TOP 10 HOLDINGS AS OF 10/31/02 (%)

Autostrade                         3.8
Nestle                             3.0
Diageo                             2.8
Kao                                2.8
Canon                              2.8
Unilever                           2.6
Bank of Ireland                    2.5
Smith & Nephew                     2.5
Italgas                            2.4
Banco Popular Espanol              2.3

PORTFOLIO HOLDINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. SINCE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THE SAME PORTFOLIO HOLDINGS IN THE FUTURE.

TOP 5 COUNTRIES AS OF 10/31/02 (%)

United Kingdom                    27.5
Japan                             20.2
Switzerland                        6.3
Spain                              6.3
France                             6.3

COUNTRY BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF INVESTMENTS. SINCE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO INVEST IN THESE COUNTRIES IN THE FUTURE.

Bought
--------------------------------------------------------------------------------

DANSKE BANK (1.0% of net assets)

The fund purchased shares in Denmark's Danske Bank, a continuation of our strategy of participating in local economies through ownership of financially sound retail banks. The fund already owned positions in the Bank of Ireland and Anglo Irish Bank (2.5% and 1.3% of total assets, respectively).

Sold
--------------------------------------------------------------------------------

BANCA FIDEURAM, a mutual fund and asset management company in Italy, was eliminated from the portfolio. We had owned this company for several years, encouraged by its favorable positioning relative to the developing equity culture. The stock had done well, and we elected to take profits.

 PORTFOLIO MANAGER'S REPORT

For the 12-month period that ended October 31, 2002, class A shares of Liberty Newport International Equity Fund returned negative 13.36% without a sales charge. Although the fund's negative return was disappointing, it was somewhat better than its benchmark, the MSCI EAFE (GDP) Index, which returned negative 14.74% during the same period. The fund slightly underperformed its peer group, the Morningstar International Funds category, which returned negative 12.58%.1

In-line returns during difficult market conditions

The past twelve months were challenging for the world's stock markets. European economies exhibited sluggish growth, while Japan remained gripped by the dual forces of recession and deflation. International equities were hit especially hard during the second half of the period, as concerns about the telecommunications sector and broader worries about corporate malfeasance caused investors to stay on the sidelines. In relative terms, the fund actually performed better during the second half, because the fund's investments in stable, high-quality companies held up better than more speculative sectors of the market. Another relative gain came in the form of a decline in the dollar during the period, especially as measured against the euro. A weaker dollar benefits US investors because returns are translated from a stronger currency.

Insurance holdings pared amid
lowered expectations

The fund's investments in European insurance stocks hurt performance during the period. We had invested in shares of insurers such as Allianz, Munich Re, and Aegon because we believed that annuities and other financial products offered by these companies were likely to experience heightened demand amid a continent-wide move

---------------
1 (C)2002 by Morningstar Inc. All rights reserved. This information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

toward pension reform. While this possibility still exists, we underestimated the negative impact that weak capital markets would have on the insurance sector's operating performance. Faced with poor near-term earnings prospects, we eliminated these holdings from the portfolio.

Establishing positions in emerging markets

Over the past year, the fund established several positions within emerging markets, an area in which the portfolio had previously lacked representation. Purchases included Wal-Mart de Mexico, Israeli generic drug manufacturer Teva Pharmaceutical, and Samsung Electronics in South Korea (1.5%, 1.6%, and 0.5% of net assets, respectively).2 The first of these companies is the successor company to the leading retailer in Mexico, which had been bought out by US-based Wal-Mart Stores. The other two names are consistent with the fund's philosophy of buying global leaders independent of where they are domiciled. Our hope is to achieve exposure to emerging markets without undue dependence on their sometimes-volatile domestic economies.

No major bets on swift economic recovery

Although the world's stock markets have regained some of the ground lost in the precipitous declines of August and September 2002, we do not anticipate a major economic recovery in the months ahead. As a consequence, we continue to favor investments in stable consumer companies rather than in the more economically-sensitive financial sector. On the macroeconomic front, we expect any turnaround in Japan will depend on the Koizumi administration's ability to enact meaningful reforms in the banking system, while European economies should continue to be driven in large part by trends in the United States. In that sense, even international investors should keep a close eye on Wall Street during the upcoming year.

/s/ Charles R. Roberts                  /s/ Deborah F. Snee

Charles R. Roberts                      Deborah F. Snee


Charles R. Roberts and Deborah F. Snee are portfolio managers of Liberty Newport International Equity Fund. Charles Roberts is a managing director of Newport Pacific Management (Newport), the parent of the fund's investment advisor. Charles leads the management team with 29 years of experience in international equity management. Deborah Snee, a vice president of Newport, spent five years at Sit/Kim International as an emerging markets analyst before joining Newport.

 TOP 5 SECTORS as of 10/31/02 (%)

[bar chart data]:

Consumer staples           25.8
Health care                17.9
Financials                 14.2
Industrials                10.5
Utilities                   8.4

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

-------------
2 Holdings are disclosed as of October 31, 2002 and are subject to change.

Since the fund may invest a significant percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

 INVESTMENT PORTFOLIO

October 31, 2002

COMMON STOCKS - 97.4%              SHARES         VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 5.4%
AUTOMOBILES & COMPONENTS - 1.7%
   AUTOMOBILE MANUFACTURERS - 1.7%
Honda Motor Co., Ltd.              7,500     $  268,195
Toyota Motor Corp.                12,000        291,288
                                          -------------
                                                559,483
                                          -------------
RETAILING - 3.7%
   APPAREL RETAIL - 1.1%
Next PLC                          24,727        344,047
                                          -------------
   DEPARTMENT STORES - 1.1%
Marks & Spencer Group PLC         60,999        356,895
                                          -------------
   GENERAL MERCHANDISE STORES - 1.5%
Wal-Mart de Mexico SA de CV,
   Series V                      192,000        479,433
                                          -------------

-------------------------------------------------------
CONSUMER STAPLES - 25.8%
FOOD & DRUG RETAILING - 3.6%
   FOOD RETAIL - 3.6%
Carrefour SA                       6,671        309,077
Seven-Eleven Japan Co., Ltd.      19,000        535,495
Tesco PLC                        103,289        320,128
                                          -------------
                                              1,164,700
                                          -------------
FOOD, BEVERAGE & TOBACCO - 13.9%
   BREWERS - 3.8%
Foster's Group Ltd.              217,419        573,119
Heineken N.V.                     16,467        660,250
                                          -------------
                                              1,233,369
                                          -------------
   DISTILLERS & VINTNERS - 2.8%
Diageo PLC                        79,851        899,437
                                          -------------
   PACKAGED FOODS &MEATS - 6.6%
Cadbury Schweppes PLC             46,447        302,070
Nestle SA, Registered Shares       4,564        976,084
Unilever PLC                      83,134        820,745
                                          -------------
                                              2,098,899
                                          -------------
   SOFT DRINKS - 0.7%
Ito En Ltd.                        6,600        209,669
                                          -------------
HOUSEHOLD & PERSONAL PRODUCTS - 8.3%
   HOUSEHOLD PRODUCTS - 4.7%
Kao Corp.                         39,000        889,504
Reckitt Benckiser PLC             33,249        602,966
                                          -------------
                                              1,492,470
                                          -------------
   PERSONAL PRODUCTS - 3.6%
Beiersdorf AG                      4,200        461,949
L'Oreal SA                         9,214        684,786
                                          -------------
                                              1,146,735
                                          -------------

-------------------------------------------------------
ENERGY - 1.5%
   INTEGRATED OIL & GAS - 1.5%
BP PLC                            72,395        464,033
                                          -------------


                                   SHARES         VALUE
-------------------------------------------------------
FINANCIALS - 14.2%
BANKS - 9.5%
Anglo Irish Bank Corp. PLC        60,400     $  402,930
Banco Popular Espanol SA          16,927        723,360
Commonwealth Bank of Australia    19,500        328,974
Danske Bank A/S                   20,700        328,726
DBS Group Holdings Ltd.           39,000        273,707
Royal Bank of Scotland
   Group PLC                      25,808        606,818
Standard Chartered PLC            30,831        358,605
                                          -------------
                                              3,023,120
                                          -------------
DIVERSIFIED FINANCIALS - 3.4%
   DIVERSIFIED FINANCIAL SERVICES - 2.9%
Aeon Credit Service Co., Ltd.      3,900        134,379
Bank of Ireland                   72,600        803,606
Fortis Bank Nederland
   Holding NV (a)                  1,500              6
                                          -------------
                                                937,991
                                          -------------
   MULTI-SECTOR HOLDINGS - 0.5%
Hutchison Whampoa Ltd.            25,600        157,552
                                          -------------
INSURANCE - 1.3%
   LIFE & HEALTH INSURANCE - 1.3%
Irish Life & Permanent PLC        35,300        418,644
                                          -------------

-------------------------------------------------------
HEALTH CARE - 17.9%
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
   HEALTH CARE SUPPLIES - 2.5%
Smith & Nephew PLC               135,149        802,884
                                          -------------
PHARMACEUTICALS & BIOTECHNOLOGY - 15.4%
   PHARMACEUTICALS - 15.4%
Altana AG                         11,300        539,627
AstraZeneca PLC                   13,645        508,766
Aventis SA                         4,461        266,512
GlaxoSmithKline PLC               35,814        683,076
Novartis AG, Registered Shares    13,000        494,560
Roche Holding AG                   4,700        331,881
Sanofi-Synthelabo SA               7,504        457,950
Schering AG                       10,800        489,706
Takeda Chemical Industries Ltd.   16,000        663,381
Teva Pharmaceutical Industries
   Ltd., ADR                       6,500        503,295
                                          -------------
                                              4,938,754
                                          -------------

-------------------------------------------------------
INDUSTRIALS - 10.5%
CAPITAL GOODS - 0.6%
   ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
Johnson Electric Holdings Ltd.   172,000        181,938
                                          -------------
COMMERCIAL SERVICES & SUPPLIES  - 2.5%
   DIVERSIFIED COMMERCIAL SERVICES - 1.9%
Secom Co., Ltd.                   17,500        617,236
                                          -------------



See notes to investment portfolio.

October 31, 2002

COMMON STOCKS (CONTINUED)          SHARES         VALUE
-------------------------------------------------------
INDUSTRIALS (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
   EMPLOYMENT SERVICES - 0.6%
Capita Group PLC                  58,006     $  203,131
                                          -------------
TRANSPORTATION - 7.4%
   AIR FREIGHT & LOGISTICS - 0.7%
TPG N.V.                          13,713        221,720
                                          -------------
   AIRPORT SERVICES - 2.0%
BAA PLC                           70,199        626,099
                                          -------------
   HIGHWAYS & RAILTRACKS - 4.7%
Acesa Infraestructuras SA         28,580        299,403
Autostrade S.p.A.                145,600      1,201,536
                                          -------------
                                              1,500,939
                                          -------------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 7.5%
TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
Hoya Corp.                         3,800        260,319
Keyence Corp.                      1,400        231,271
                                          -------------
                                                491,590
                                          -------------
   OFFICE ELECTRONICS - 2.8%
Canon, Inc.                       24,000        883,639
                                          -------------
   SEMICONDUCTORS - 2.6%
Murata Manufacturing Co., Ltd.     4,600        216,951
Rohm Co., Ltd.                     3,400        427,337
Samsung Electronics Co.,
   Ltd., GDR                       1,200        171,300
                                          -------------
                                                815,588
                                          -------------
   TELECOMMUNICATIONS EQUIPMENT - 0.6%
Nokia Oyj                         12,100        205,087
                                          -------------

-------------------------------------------------------
MATERIALS - 1.6%
CHEMICALS - 1.6%
   DIVERSIFIED CHEMICALS - 0.7%
Givaudan SA                          557        232,601
                                          -------------
   INDUSTRIAL GASES - 0.9%
L'Air Liquide SA                   2,323        297,079
                                          -------------

-------------------------------------------------------
TELECOMMUNICATION SERVICES - 4.6%
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
   INTEGRATED TELECOMMUNICATION SERVICES - 1.6%
Telefonica SA, ADR (a)            55,092        521,606
                                          -------------
   WIRELESS TELECOMMUNICATION SERVICES - 3.0%
NTT DoCoMo, Inc.                     197        362,660
Vodafone Group PLC               376,574        604,907
                                          -------------
                                                967,567
                                          -------------




                                   SHARES         VALUE
-------------------------------------------------------
UTILITIES - 8.4%
   GAS UTILITIES - 7.4%
Enagas (a)                        89,802     $  481,919
Hong Kong and China
   Gas Co., Ltd.                 476,420        626,117
Italgas S.p.A.                    79,400        772,154
Osaka Gas Co., Ltd.              202,000        488,690
                                          -------------
                                              2,368,880
                                          -------------
   MULTI-UTILITIES & UNREGULATED POWER - 1.0%
National Grid Transco PLC         42,625        303,200
                                          -------------

TOTAL COMMON STOCKS
   (cost of $32,088,117)                     31,166,015
                                          -------------

WARRANT - 0.0%                      UNITS
-------------------------------------------------------
FINANCIALS - 0.0%
   BANK - 0.0%
Siam Commercial Bank Public Co.,
   Ltd. (a)(b)
   (cost of $0)                   36,666          2,539
                                          -------------

SHORT-TERM OBLIGATION - 2.8%         PAR
-------------------------------------------------------
Repurchase agreement with
   SBC Warburg Ltd., dated
   10/31/02, due 11/01/02 at
   1.880%, collateralized by
   U.S. Treasury Obligations
   with various maturities to
   11/15/28, market value
   $926,521 (repurchase
   proceeds $906,047)
   (cost of $906,000)           $906,000        906,000
                                          -------------

TOTAL INVESTMENTS - 100.2%
   (cost of $32,994,117)(c)                  32,074,554
                                          -------------

OTHER ASSETS & LIABILITIES, NET - (0.2)%       (70,303)
-------------------------------------------------------
Net Assets - 100.0%                         $32,004,251
                                          -------------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)Non-income producing.
(b)Represents fair value as determined in good faith under the direction of the Board of Trustees.
(c)Cost for federal income tax purposes is $32,997,587.




See notes to financial statements.

October 31, 2002

(UNAUDITED)

SUMMARY OF SECURITIES                      % OF TOTAL
BY COUNTRY                   VALUE         INVESTMENTS
--------------------------------------------------------
United Kingdom            $8,807,806            27.5%
Japan                      6,480,015            20.2
Switzerland                2,035,125             6.3
Spain                      2,026,288             6.3
France                     2,015,405             6.3
Italy                      1,973,689             6.2
Ireland                    1,625,180             5.1
Germany                    1,491,283             4.6
Hong Kong                    965,607             3.0
United States                906,000             2.8
Australia                    902,094             2.8
Netherlands                  881,969             2.8
Israel                       503,295             1.6
Mexico                       479,433             1.5
Denmark                      328,726             1.0
Singapore                    273,707             0.9
Finland                      205,087             0.6
South Korea                  171,300             0.5
Thailand                       2,539             0.0
Belgium                            6             0.0
                         -----------            ------
                         $32,074,554            100.0%
                         -----------            ------

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

           Acronym                 Name
         -----------    ---------------------------
             ADR        American Depositary Receipt
             GDR         Global Depositary Receipt



See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

October 31, 2002

ASSETS:

Investments, at cost                        $32,994,117
                                            -----------
Investments, at value                       $32,074,554
Cash                                                118
Foreign currency (cost of $5,540)                 5,559
Receivable for:
   Fund shares sold                              18,042
   Interest                                          47
   Dividends                                    111,342
Deferred Trustees' compensation plan              3,821
                                            -----------
     Total Assets                            32,213,483
                                            -----------
LIABILITIES:
Payable for:
   Fund shares repurchased                       33,678
   Management fee                                20,508
   Transfer agent fee                            36,088
   Pricing and bookkeeping fees                   1,123
   Merger fee                                    75,899
   Trustees' fee                                    229
Deferred Trustees' fee                            3,821
Other liabilities                                37,886
                                            -----------
     Total Liabilities                          209,232
                                            -----------
NET ASSETS                                  $32,004,251
                                            -----------
COMPOSITION OF NET ASSETS:
Paid-in capital                             $48,738,101
Accumulated net investment loss                 (13,229)
Accumulated net realized loss               (15,806,377)
Net unrealized appreciation (depreciation) on:
   Investments                                 (919,563)
   Foreign currency translations                  5,319
                                            -----------
NET ASSETS                                  $32,004,251
                                            -----------
CLASS A:
Net assets                                  $20,266,205
Shares outstanding                            2,696,468
                                            -----------
Net asset value per share                   $      7.52(a)
                                            -----------
Maximum offering price per share
   ($7.52/0.9425)                           $      7.98(b)
                                            -----------
CLASS B:
Net assets                                  $11,177,107
Shares outstanding                            1,539,262
                                            -----------
Net asset value and offering
    price per share                         $      7.26(a)
                                            -----------
CLASS C:
Net assets                                  $   560,285
Shares outstanding                               76,480
                                            -----------
Net asset value and offering
   price per share                          $      7.33(a)
                                            -----------
CLASS Z:
Net assets                                  $       654
Shares outstanding                                   86
                                            -----------
Net asset value, offering and redemption
   price per share                          $      7.60
                                            -----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.





 STATEMENT OF OPERATIONS

For the Year Ended October 31, 2002


INVESTMENT INCOME:
Dividends                                    $  630,441
Interest                                         18,505
                                            -----------
   Total Investment Income
     (net of foreign taxes
     withheld of $81,317)                       648,946
                                            -----------
EXPENSES:
Management fee                                  301,825
Distribution fee:
   Class B                                      123,742
   Class C                                        5,108
Service fee:
   Class A                                       57,657
   Class B                                       41,247
   Class C                                        1,703
Pricing and bookkeeping fees                     13,479
Transfer agent fee                              338,416
Trustees' fee                                     8,661
Custody fee                                      18,639
Registration fee                                 59,090
Merger fee                                       75,899
Other expenses                                   30,372
                                            -----------
   Total Expenses                             1,075,838
Custody earnings credit                             (52)
                                            -----------
   Net Expenses                               1,075,786
                                            -----------
Net Investment Loss                            (426,840)
                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                               (8,606,648)
   Foreign currency transactions               (105,181)
                                            -----------
     Net realized loss                       (8,711,829)
                                            -----------
Net change in unrealized appreciation/depreciation on:
   Investments                                3,742,058
   Foreign currency translations                  3,437
                                            -----------
     Net change in unrealized
      appreciation/depreciation               3,745,495
                                            -----------
Net Loss                                     (4,966,334)
                                            -----------
Net Decrease in Net Assets
   from Operations                          $(5,393,174)
                                            -----------



See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                                     YEAR ENDED
                                     OCTOBER 31,
INCREASE (DECREASE)             ----------------------
IN NET ASSETS:                     2002        2001
-------------------------------------------------------
OPERATIONS:
Net investment loss           $  (426,840) $  (615,157)
Net realized loss on
   investments and foreign
   currency transactions       (8,711,829)  (7,352,809)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations        3,745,495  (13,682,984)
                             ------------  -----------
Net Decrease from Operations   (5,393,174) (21,650,950)
                             ------------  -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains:
   Class A                             --   (1,183,937)
   Class B                             --   (1,100,372)
   Class C                             --      (40,949)
   Class Z                             --     (156,937)
In excess of net realized gains:
   Class A                             --       (2,827)
   Class B                             --       (2,628)
   Class C                             --          (98)
   Class Z                             --         (375)
                             ------------  -----------
Total Distributions Declared
   to Shareholders                     --   (2,488,123)
                             ------------  -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                5,900,282  201,588,361
   Distributions reinvested            --    1,054,731
   Redemptions                 (5,958,333)(218,882,850)
                             ------------  -----------
      Net Decrease                (58,051) (16,239,758)
                             ------------  -----------
Class B:
   Subscriptions                1,511,005   10,334,794
   Distributions reinvested            --      989,508
   Redemptions                (11,023,185) (18,088,479)
                             ------------  -----------
      Net Decrease             (9,512,180)  (6,764,177)
                             ------------  -----------
Class C:
   Subscriptions                  117,724    1,595,034
   Distributions reinvested            --       39,224
   Redemptions                   (205,778)  (1,701,182)
                             ------------  -----------
      Net Decrease                (88,054)     (66,924)
                             ------------  -----------
Class Z:
   Subscriptions                       --          244
   Distributions reinvested            --      157,311
   Redemptions                         --   (5,821,531)
                             ------------  -----------
      Net Decrease                     --   (5,663,976)
                             ------------  -----------
Net Decrease from Share
   Transactions                (9,658,285) (28,734,835)
                             ------------  -----------
Total Decrease in Net Assets  (15,051,459) (52,873,908)




                                     YEAR ENDED
                                     OCTOBER 31,
                                -----------------------
                                   2002        2001
-------------------------------------------------------
NET ASSETS:
Beginning of period          $ 47,055,710 $ 99,929,618
                             ------------  -----------
End of period (including
   accumulated net investment
   loss of $(13,229) and
   $(7,667), respectively)   $ 32,004,251 $ 47,055,710
                             ------------  -----------
CHANGES IN SHARES:
Class A:
   Subscriptions                  697,013   18,911,289
   Issued for distributions
     reinvested                        --       88,262
   Redemptions                   (711,243) (20,365,705)
                             ------------  -----------
      Net Decrease                (14,230)  (1,366,154)
                             ------------  -----------
Class B:
   Subscriptions                  184,131      979,513
   Issued for distributions
     reinvested                        --       84,357
   Redemptions                 (1,340,680)  (1,761,349)
                             ------------  -----------
      Net Decrease             (1,156,549)    (697,479)
                             ------------  -----------
Class C:
   Subscriptions                   14,342      137,856
   Issued for distributions
     reinvested                        --        3,316
   Redemptions                    (25,295)    (153,519)
                             ------------  -----------
      Net Decrease                (10,953)     (12,347)
                             ------------  -----------
Class Z:
   Subscriptions                       --           21
   Issued for distributions
     reinvested                        --       13,087
   Redemptions                         --     (497,814)
                             ------------  -----------
      Net Decrease                     --     (484,706)
                             ------------  -----------



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

October 31, 2002




NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport International Equity Fund (the "Fund"), a series of Liberty Funds Trust III (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of the exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

 Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, foreign currency transactions, net operating losses, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2002 permanent items identified and reclassified among the components of net assets are as follows:

       ACCUMULATED     ACCUMULATED
     NET INVESTMENT   NET REALIZED       PAID-IN
          LOSS            LOSS           CAPITAL
      ------------      ---------    --------------
        $421,278        $105,182       $(526,460)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                   UNREALIZED
                                  DEPRECIATION*
                                  ------------
                                   $(917,714)

*The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

         YEAR OF      CAPITAL LOSS
       EXPIRATION     CARRYFORWARD
      ------------      ---------
          2009        $ 7,196,259
          2010          8,606,648
                       ----------
                      $15,802,907
                       ----------


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT AND ADMINISTRATION FEE:

Newport Fund Management, Inc. (the "Advisor") is the investment advisor of the Fund. Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services and office facilities. For these combined services, the Fund pays a monthly fee equal to 0.75% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the year ended October 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $1,237 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $112, $44,326 and $102 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $52 of custody fees were reduced by balance credits for the year ended October 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended October 31, 2002, purchases and sales of investments, other than short-term obligations, were $13,895,923 and $23,697,153, respectively. Unrealized appreciation (depreciation) at October 31, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $ 3,462,417
     Gross unrealized depreciation         (4,385,450)
                                          -----------
     Net unrealized depreciation          $  (923,033)
                                          -----------


OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that had been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" in the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended October 31, 2002, the Fund had no borrowings under the agreement.

NOTE 6. SUBSEQUENT EVENT

As of the close of business on November 1, 2002, the Fund merged into Columbia International Stock Fund. Shareholders of the Fund approved the merger at a special meeting of shareholders held on October 18, 2002.


 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED OCTOBER 31,
                                            -----------------------------------------------------------------------------
CLASS A SHARES                                2002             2001             2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $    8.68        $   12.49        $   13.38        $   12.26        $   15.26
                                          ---------        ---------        ---------        ---------        ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss) (a)              (0.06)           (0.06)            0.08             0.03             0.03
Net realized and unrealized gain (loss)
   on investments and foreign currency        (1.10)           (3.41)           (0.89)            2.04            (0.22)
                                          ---------        ---------        ---------        ---------        ---------
   Total from Investment Operations           (1.16)           (3.47)           (0.81)            2.07            (0.19)
                                          ---------        ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                       --               --            (0.08)              --            (0.07)
In excess of net investment income               --               --               --               --            (0.08)
From net realized gains                          --            (0.34)              --(b)         (0.95)           (2.66)
In excess of net realized gains                  --               --(b)            --               --               --
                                          ---------        ---------        ---------        ---------        ---------
   Total Distributions Declared
     to Shareholders                             --            (0.34)           (0.08)           (0.95)           (2.81)
                                          ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE,
   END OF PERIOD                          $    7.52        $    8.68        $   12.49        $   13.38        $   12.26
                                          =========        =========        =========        =========        =========
Total return (c)                             (13.36)%         (28.55)%          (6.15)%          17.77%           (1.14)%
                                          =========        =========        =========        =========        =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                   2.36%            2.11%            1.59%            1.64%            1.68%
Net investment income (loss) (d)              (0.74)%          (0.57)%           0.56%            0.21%            0.24%
Portfolio turnover rate                          36%              39%              56%              43%             100%
Net assets, end of period (000's)         $  20,266         $ 23,524         $ 50,939         $ 57,814         $ 58,213

(a)Per share data was calculated using average shares outstanding during the period.
(b)Rounds to less than $0.01 per share.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

13



 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------------------------
CLASS B SHARES                             2002             2001             2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $    8.45        $   12.28        $   13.19        $   12.14        $   15.07
                                          ---------        ---------        ---------        ---------        ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss (a)                       (0.12)           (0.13)           (0.02)           (0.07)           (0.06)
Net realized and unrealized gain (loss)
   on investments and foreign currency        (1.07)           (3.36)           (0.84)            2.02            (0.21)
                                          ---------        ---------        ---------        ---------        ---------
Total from Investment Operations              (1.19)           (3.49)           (0.86)            1.95            (0.27)
                                          ---------        ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                       --               --            (0.05)              --               --
From net realized gains                          --            (0.34)              --(b)         (0.90)           (2.66)
In excess of net realized gains                  --               --(b)            --               --               --
                                          ---------        ---------        ---------        ---------        ---------
   Total Distributions Declared
     to Shareholders                             --            (0.34)           (0.05)           (0.90)           (2.66)
                                          ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE,
   END OF PERIOD                          $    7.26        $    8.45        $   12.28        $   13.19        $   12.14
                                          =========        =========        =========        =========        =========
Total return (c)                             (14.08)%         (29.22)%          (6.57)%          16.85%           (1.76)%
                                          =========        =========        =========        =========        =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                   3.11%            2.86%            2.34%            2.39%            2.43%
Net investment loss (d)                       (1.49)%          (1.32)%          (0.19)%          (0.54)%          (0.51)%
Portfolio turnover rate                          36%              39%              56%              43%             100%
Net assets, end of period (000's)          $ 11,177         $ 22,785         $ 41,664         $ 51,930         $ 57,809

(a)Per share data was calculated using average shares outstanding during the period.
(b)Rounds to less than $0.01 per share.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

14



 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                             2002             2001             2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $    8.53           $12.38        $   13.30        $   12.24        $   15.22
                                          ---------        ---------        ---------        ---------        ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss (a)                       (0.12)           (0.13)           (0.03)           (0.07)           (0.06)
Net realized and unrealized gain (loss)
   on investments and foreign currency        (1.08)           (3.38)           (0.84)            2.04            (0.18)
                                          ---------        ---------        ---------        ---------        ---------
Total from Investment Operations              (1.20)           (3.51)           (0.87)            1.97            (0.24)
                                          ---------        ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                       --               --            (0.05)              --            (0.04)
In excess of net investment income               --               --               --               --            (0.04)
From net realized gains                          --            (0.34)              --(b)         (0.91)           (2.66)
In excess of net realized gains                  --               --(b)            --               --               --
                                          ---------        ---------        ---------        ---------        ---------
   Total Distributions Declared
     to Shareholders                             --            (0.34)           (0.05)           (0.91)           (2.74)
                                          ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE,
   END OF PERIOD                          $    7.33        $    8.53        $   12.38        $   13.30        $   12.24
                                          =========        =========        =========        =========        =========
Total return (c)                             (14.07)%         (29.14)%          (6.59)%          16.90%           (1.53)%
                                          =========        =========        =========        =========        =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                   3.11%            2.86%            2.34%            2.39%            2.43%
Net investment loss (d)                       (1.49)%          (1.32)%          (0.19)%          (0.54)%          (0.51)%
Portfolio turnover rate                          36%              39%              56%              43%             100%
Net assets, end of period (000's)         $     560        $     746        $   1,235        $   1,299        $   1,171

(a)Per share data was calculated using average shares outstanding during the period.
(b)Rounds to less than $0.01 per share.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.



15



 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                                                               PERIOD
                                                                    YEAR ENDED OCTOBER 31,                     ENDED
                                                         ---------------------------------------------       OCTOBER 31,
CLASS Z SHARES                                              2002             2001             2000           1999 (a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $    8.75        $   12.56        $   13.40        $   11.95
                                                           ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                               (0.04)           (0.04)            0.11             0.08
Net realized and unrealized gain (loss)
   on investments and foreign currency                         (1.11)           (3.43)           (0.86)            1.37
                                                           ---------        ---------        ---------        ---------
Total from Investment Operations                               (1.15)           (3.47)           (0.75)            1.45
                                                           ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                        --               --            (0.09)              --
From net realized gains                                           --            (0.34)              --(c)            --
In excess of net realized gains                                   --               --(c)            --               --
                                                           ---------        ---------        ---------        ---------
   Total Distributions Declared to Shareholders                   --            (0.34)           (0.09)              --
                                                           ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD                             $    7.60        $    8.75        $   12.56        $   13.40
                                                           =========        =========        =========        =========
Total return (d)                                              (13.14)%         (28.39)%          (5.71)%          12.13%(e)
                                                           =========        =========        =========        =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                    2.11%            1.86%            1.34%            1.37%(g)
Net investment income (loss) (f)                               (0.49)%          (0.32)%           0.81%            0.85%(g)
Portfolio turnover rate                                           36%              39%              56%              43%
Net assets, end of period (000's)                           $      1         $      1        $   6,092        $   5,429


(a)Class Z shares were initially offered on February 16, 1999. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, in applicable, had no impact.
(g)Annualized.

 REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST III AND THE SHAREHOLDERS OF LIBERTY NEWPORT INTERNATIONAL EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Newport International Equity Fund (the "Fund") (a series of Liberty Funds Trust III) at October 31, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 6, effective November 1, 2002, the Fund merged into Columbia International Stock Fund.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2002

 UNAUDITED INFORMATION

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On October 18, 2002, a Special Meeting of Shareholders of the Fund was held to conduct a vote for and against the approval of the following Item listed on the Proxy Statement for said Meeting. On August 2, 2002, the record date for the Meeting, the Fund had 4,528,702 shares outstanding. The votes cast were as follows:

                                                             % of Shares
       Proposal 1. The acquisition of the                     to Total           % of Shares
       Fund by the Columbia International                    Outstanding          to Total
       Stock Fund, Inc.                     # of Shares        Shares           Shares Voted
       ---------------------------------    -----------     ------------        ------------
       For                                   1,313,540             29.00%             89.03%
       Against                                  64,582              1.43%              4.38%
       Abstain                                  97,193              2.15%              6.59%


 TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                            Year first                                                  Number of
                                            elected or                                              portfolios in fund     Other
                            Position with   appointed       Principal occupation(s)                  complex overseen  directorships
Name, address and age       Liberty Funds   to office       during past five years                      by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        103       None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         103       None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***     None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        103       None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      2000     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties         105***    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)




 TRUSTEES (CONTINUED)

                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education            Directors, Enesco Group,
One Financial Center                                 Industry from 1994 to 1997, and President,            Inc. (designer, importer
Boston, MA 02111                                     Applications Solutions Division from 1991 to        and distributor of giftware
                                                     1994, IBM Corporation (global education and               and collectibles)
                                                     global applications))


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners 105*** Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 LLC from November 1996 to February 1999;                provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Franham, Incorporated (Stein Roe)
                                                     since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of Stein
                                                     Roe since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000; Vice
                                                     President of Galaxy Funds since September 2002;
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)



*  In addition to serving as a disinterested trustee of Liberty Funds, Mr.
   Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.

** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

***In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr.
   Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star
   Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.



 OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group or its
Group, Inc. 590 Madison                             predecessor since August 2000; President, Chief Executive Officer and Chief
Avenue, 36th Floor                                  Investment Officer of Fleet Investment Advisor Inc. since 2000 (formerly
Mail Stop NY EH 30636A                              Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
New York, NY 10022                                  from November 1996 to August 2000); President of the Galaxy Funds since
                                                    September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center      Accounting                since May 2002; Chief Accounting Officer of the Liberty Funds, Stein Roe Funds
Boston, MA 02111          Officer and               and Liberty All-Star Funds since June 2001; Controller and Chief Accounting
                          Controller                Officer of Galaxy Funds since September 2002; Vice President of LFG since April
                                                    2001 (formerly Vice President, Corporate Audit, State Street Bank and Trust
                                                    Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997;
                                                    Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of LFG since January 2001 (formerly
                                                    Vice President from April 2000 to January 2001; Vice President of Colonial
                                                    Management Associates, Inc. from February 1998 to October 2000; Senior Tax
                                                    Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel and Senior
                                                    Vice President of Fleet National Bank since September 2002 (formerly Senior
                                                    Vice President and Group Senior Counsel of Fleet National Bank from November
                                                    1994 to September 2002); Assistant Secretary of Galaxy Funds since September
                                                    2002



Important Information About This Report

The Transfer Agent for Liberty Newport International Equity Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport International Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Newport International Equity Fund

Liberty Newport International Equity Fund  ANNUAL REPORT, OCTOBER 31, 2002

                                    PRSRT STD
                                  U.S. Postage
                                      PAID
                                  Holliston, MA
                                  Permit NO. 20


LibertyFunds
A Member of Columbia Managment Group

(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                782-02/656L-1002 (12/02) 02/2851